Fees Summary	Apr. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 944,160.00
Total Fee Amount	130.39
Total Offset Amount	0.00
Net Fee	$ 130.39
Offering Table N/A
Offset Table N/A	N/A